Equities	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Equities
10.	Equities

(a)
The Company has only one class of common shares authorized, issued and outstanding. As described in Note 15(b), on October 5, 2020, the Company entered into a Purchase Agreement with each of Greater Sail and West Ridge. The Company issued and sold to Greater Sail and West Ridge 16,051,219 and 2,603,366 common shares of the Company, respectively, par value $0.01 per share, at a price of $9.15 per Share. On October 13, 2020, IsZo commenced legal proceedings against the Company and other parties in the Court claiming that the 2020 PIPE was invalid and should be set aside. On March 3, 2021, the Court handed down a judgment holding that the 2020 PIPE previously announced by the Company on October 5, 2020 was void. On April 5, 2023, in order to increase its liquidity and strengthen its financial position, the Company issued and sold 8,821,273 shares to purchasers in a private placement at a price of $1.75 per share. Throughout the years 2022 to 2024, the Company has consistently used equity awards to align compensation with performance and preserve liquidity during periods of
significant need to preserve cash. During this time, the Company’s directors, executive officers, certain service providers, lenders and other stakeholders have been compensated or reimbursed in equity. As a result, there were 39,197,991, 39,347,991, 40,547,379, 58,334,115 and 60,203,214 common shares outstanding as of December 31, 2020, 2021,

2022, 2023 and 2024, respectively.

(b)	Stock Options
In April 2016, the Board of Directors approved
 the
2016 stock option plan that was subsequently approved by the shareholders at the 2016 annual general meeting of shareholders. The plan allows for the grant of (i) 15,000 options to each non-employee
director of the Company elected at each annual general meeting of shareholders, and (ii) options can also be granted to key employees, consultants or advisors of the Company or any of its subsidiaries based on past performance and/or expected contributions to the Company. The maximum number of shares to be issued pursuant to exercise of options granted was 3,500,000 shares. The options granted under this plan generally had a term not exceeding ten years, subject to the discretion of the Board of Directors.
In January 2018, 1,320,000 share options were granted to directors and employees of the Company under the 2017 stock option plan and vested in two equal portions in
January 2018 and January 2019, respectively.
In June 2018, 180,000 share options were granted to two new directors of the Company under the 2017 stock option plan and vested in three equal portions in
June 2018, January 2019 and January 2020 respectively.
In August 2018, 90,000 share options were granted to a new director of the Company under the 2017 stock option plan and vested in three equal portions in
August 2018, January 2019 and January 2020, respectively.
In June 2019, 120,000 share options were granted to two new directors of the Company under the 2017 stock option plan and vested in two equal portions in
June 2019 and January 2020, respectively.
In January 2020, 475,000 share options were granted to 17 employees of the Company under the 2016 stock option plan and vested in five equal portions in
January 2020, 2021, 2022, 2023 and 2024, respectively. On the same day, 1,350,000 share options were granted to 3 employees of the Company under the 2017 stock option plan and vested in five equal portions in
January 2020, 2021, 2022, 2023 and 2024, respectively.
Share based compensation costs for the grants of share option to the employees of $539 thousand, $809 thousand, $391 thousand, $213 thousand, $101 thousand and $nil were recorded as an expense during the years ended December 31, 2019, 2020, 2021, 2022, 2023 and 2024, respectively and $nil, $193 thousand, $41 thousand, $nil, $nil and $nil

were capitalized as real estate properties under development during the years ended December 31, 2019, 2020, 2021, 2022, 2023 and 2024, respectively.
A summary of stock option activity during the six years in the period ended December 31, 2019, 2020, 2021, 2022, 2023 and 2024 is as follows:

	Number of options	Weighted average exercise price	Weighted average fair value per option
Outstanding and exercisable at January 1, 2019	2,107,000	$9.13	$1.82
Granted	120,000	$9.57	$0.82
Exercised	(578,000)	$6.29	$1.58
Expired	(723,000)	$12.94	$1.95

Outstanding and exercisable at December 31, 2019	926,000	$7.98	$1.72

Granted	1,825,000	$9.41	$1.98
Exercised	(433,000)	$6.46	$1.88
Expired	(1,689,000)	$9.41	$1.77

Outstanding and exercisable at December 31, 2020	629,000	$9.35	$2.22

Granted	—	$—	$—
Exercised	(150,000)	$9.41	$1.43
Expired	(18,500)	$7.54	$1.43

Outstanding and exercisable at December 31, 2021	460,500	$9.41	$2.48

Granted	—	$—	$—
Exercised	—	$—	$—
Expired	(153,500)	$9.41	$1.98

Outstanding and exercisable at December 31, 2022	307,000	$9.41	$2.73

Granted	—	$—	$—
Exercised	—	$—	$—
Expired	(153,500)	$9.41	$2.47

Outstanding and exercisable at December 31, 2023	153,500	$9.41	$2.98

Granted	—	$—	$—
Exercised	—	$—	$—
Expired	(153,500)	$9.41	$2.98

Outstanding and exercisable at December 31, 2024	—	$—	$—

Aggregate intrinsic value represents the value of the Company’s closing stock price on the last trading day of the fiscal period in excess of the weighted-average exercise price multiplied by the number of options outstanding or exercisable.
Details of the options outstanding and exercisable as of December 31, 2021 are as follows:

Number of options granted	Vesting period	Exercise price	Exercisable period	Weighted remaining contractual life in months
In 2020
153,500	vest in January 2022	$9.41	January 1, 2022 to December 31, 2022	24.0
153,500	vest in January 2023	$9.41	January 1, 2023 to December 31, 2023	36.0
153,500	vest in January 2024	$9.41	January 1, 2024 to December 31, 2024	48.0
Details of the options outstanding and exercisable as of December 31, 2022 are as follows:

Number of options granted	Vesting period	Exercise price	Exercisable period	Weighted remaining contractual life in months
In 2020
153,500	vest in January 2023	$9.41	January 1, 2023 to December 31, 2023	36.0
153,500	vest in January 2024	$9.41	January 1, 2024 to December 31, 2024	48.0
Details of the options outstanding and exercisable as of December 31, 2023 are as follows:

Number of options granted	Vesting period	Exercise price	Exercisable period	Weighted remaining contractual life in months
In 2020
153,500	vest in January 2024	$9.41	January 1, 2024 to December 31, 2024	48.0
There was approximately $0.01 million, $0.7 million, $0.8 million, $0.6 million, $0.4 million and $nil of unrecognized compensation expense related to non-vested
stock options granted under the Company’s option plans at December 31, 2019, 2020, 2021, 2022, 2023 and 2024, respectively. The total amount of recognized compensation costs in 2019, 2020, 2021, 2022, 2023 and 2024 were $0.5 million, $1.0 million, $0.3 million, $0.2 million, $0.1 million and $nil, respectively.
A total of 629,000,
 460,500,
307,000, 153,500, and nil stock options are exercisable as of December 31,
2020,
2021, 2022, 2023 and 2024 respectively.
The total fair value of shares vested during fiscal years ended December 31, 2019, 2020, 2021, 2022, 2023 and 2024 were $2.2 million, $1.7 million, $0.2 million, $0.3 million, $0.4 million and $0.5 million, respectively.

The weighted average remaining contractual lives of the stock options outstanding at December 31, 2019, 2020, 2021, 2022, 2023 and 2024 were approximately 12, 30, 24, 18, 12 and 0 months, respectively. The weighted average fair values of options granted during 2019 and 2020 were $0.82 and $1.98, respectively, using the Black-Scholes option-pricing model based on the following assumptions:

Year ended December 31,	2019	2020
Risk-free interest rate	1.71% to 2.10%	1.52% to 1.57%
Expected life	0.52 years to 1.52 years	0.94 years to 4.95 years
Expected volatility	23.14% to 25.46%	25.11% to 33.28%
Expected dividend yield	2.93%	0.00%

(c)	Share Buy Back
As of December 31, 2020, 2021, 2022, 2023 and 2024, there are no additional common shares repurchased by the Company under this program.
The share repurchase program was conducted in accordance with Rule
10b-18
of the Securities and Exchange Act of 1934.